Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 272	$ 263	$ 2,623	$ 263	$ 2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken			(3,315)		(3,317)
Cumulative translation adjustments	(5)	5	(1)		60
End of the period	$ 271	$ 272	$ 372	$ 271	$ 372